Average Annual Total Returns - Administrative Class - PIMCO Balanced Allocation Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative Since Inception	Administrative Inception Date	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 5 Years	35% S&P 500 Index / 25% MSCI EAFE Index / 40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	11.12%	8.03%	4.63%	Apr. 27, 2012	12.13%	9.21%	8.28%